United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 3/31/00

Check here if Amendment {    }; Amendment Number: _________
  This Amendment  (Check only one.):  [    ]  is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell,  Philadelphia, PA     April 27, 2000

Report Type  ( Check Only One.):
[  x   ]  		3F HOLDINGS REPORT
[      ]		13F NOTICE
[      ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  77

Form 13F Information Table Entry Total:  $88,842
					         (thousands)














Form 13F Imformation Table









Column 1
Column
2
Column 3
Column
4
Column
5
Column
6
Column
7
Column 8
















TITLE











OF

VALUE
SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY



NAME OF ISSUER
CLASS
CUSIP
(x$1000
)
PRN AMT
PRN
CALL
DSCRETN
MNGS
SOLE SHARED NONE






CISCO SYS INC
COM
17275R 10 2
$6,241
80,722
sh
sole
none
            x



INTERNATIONA BUSINESS MACHS
COM
459200 10 1
$5,098
43,110
sh
sole
none
            x



VIACOM INC
CL B
925524 30 8
$4,518
85,641
sh
sole
none
            x



GENERAL ELEC CO
COM
369604 10 3
$3,945
25,353
sh
sole
none
            x



FDX CORP
COM
31304N 10 7
$3,524
90,791
sh
sole
none
            x



AFLAC INC
COM
001055 10 2
$3,261
71,580
sh
sole
none
            x



PERKINELMER INC.
COM
714046 10 9
$3,249
48,860
sh
sole
none
            x



GENERAL MTRS CORP
COM
370442 10 5
$2,348
28,353
sh
sole
none
            x



MERCK & CO INC
COM
589331 10 7
$2,299
37,008
sh
sole
none
            x



DETLA AIR LINES INC DEL
COM
247361 10 8
$2,131
40,024
sh
sole
none
            x



BOEING CO
COM
097023 10 5
$1,912
50,568
sh
sole
none
            x



GENERAL GROWTH PPTYS INC
COM
370021 10 7
$1,821
59,823
sh
sole
none
            x



HSB GOUP INC
COM
40428N 10 9
$1,820
62,896
sh
sole
none
            x



PEPSICO INC
COM
713448 10 8
$1,720
49,325
sh
sole
none
            x



LUCENT TECHNOLOGIES INC
COM
549463 10 7
$1,666
26,867
sh
sole
none
            x



JOHNSON & JOHNSON
COM
478160 10 4
$1,534
21,830
sh
sole
none
            x



EXXON MOBIL CORP
COM
30231G 10 2
$1,487
19,066
sh
sole
none
            x



MOTOROLA INC
COM
620076 10 9
$1,454
9,960
sh
sole
none
            x



WARNER LAMBERT CO
COM
934488 10 7
$1,405
14,385
sh
sole
none
            x



BELLSOUTH CORP
COM
079860 10 2
$1,378
29,392
sh
sole
none
            x



ABBOT LABS
COM
002824 10 0
$1,373
39,030
sh
sole
none
            x



E TOWN
COM
269242 10 3
$1,372
21,690
sh
sole
none
            x



PITNEY BOWES
COM
724479 10 0
$1,364
30,520
sh
sole
none
            x



SARA LEE CORP
COM
803111 10 3
$1,281
71,141
sh
sole
none
            x



GOODRICH B F CO
COM
382388 10 6
$1,246
43,430
sh
sole
none
            x



BELL ATLANTIC CORP
COM
077853 10 9
$1,240
20,284
sh
sole
none
            x



BP AMOCO PLC
SPONSO
RED
ADR
055622 10 4
$1,234
23,166
sh
sole
none
            x



MEDTRONIC INC
COM
585055 10 6
$1,211
23,538
sh
sole
none
            x



XEROX CORP
COM
984121 10 3
$1,160
44,600
sh
sole
none
            x



COMPAQ COMPUTER CORP
COM
204493 10 0
$1,149
42,949
sh
sole
none
            x



BLACK & DECKER CORP
COM
091797 10 0
$1,109
29,520
sh
sole
none
            x



HERSHEY FOODS CORP
COM
427866 10 8
$1,070
21,947
sh
sole
none
            x



UNISYS CORP
COM
909214 10 8
$1,022
39,795
sh
sole
none
            x



BELDEN INC
COM
077459 10 5
$943
34,305
sh
sole
none
            x



BESTFOODS
COM
08658U 10 1
$929
19,855
sh
sole
none
            x



LEGATO SYSTEMS
COM
524651 10 6
$852
19,100
sh
sole
none
            x



ASTRAZENECA PLC
SPONSO
RED
ADR
046353 10 8
$801
19,790
sh
sole
none
            x



TELLABS INC
COM
879664 10 0
$783
12,430
sh
sole
none
            x



HOME DEPOT INC
COM
437076 10 2
$753
11,682
sh
sole
none
            x



TEXTRON INC
COM
883203 10 1
$663
10,895
sh
sole
none
            x



ROYAL DUTCH PETE CO
NY REG
GLD
1.25
780257 80 4
$621
10,735
sh
sole
none
            x



PROCTOR & GAMBLE CO
COM
742718 10 9
$607
10,700
sh
sole
none
            x



INTEL CORPORATION
COM
458140 10 0
$593
4,493
sh
sole
none
            x



ARTESIAN RESOURCES CORP
CL A
043113 20 8
$593
25,762
sh
sole
none
            x



VALLEY NATIONAL BANK
COM
919794 10 7
$578
21,506
sh
sole
none
            x



MICROSOFT
COM
594918 10 4
$577
5,430
sh
sole
none
            x



COMMERCE BANCORP INC NJ
COM
200519 10 6
$566
15,920
sh
sole
none
            x



SAFEWAY INC
COM
NEW
786514 20 8
$559
12,345
sh
sole
none
            x



PFIZER INC
COM
717081 10 3
$555
15,185
sh
sole
none
            x



CMS ENERGY CORP
COM
125896 10 0
$551
30,419
sh
sole
none
            x



GILLETTE CO
COM
375766 10 2
$536
14,210
sh
sole
none
            x



ELAN PLC
ADR
284131 20 8
$531
11,174
sh
sole
none
            x



DU PONT EI DE NEMOURS & CO
COM
263534 10 9
$515
9,730
sh
sole
none
            x



PHILP MORRIS COS INC
COM
718154 10 7
$447
21,395
sh
sole
none
            x



EMC CORP MASS
COM
268648 10 2
$429
3,401
sh
sole
none
            x



NISOURCE INC
COM
65473P 10 5
$420
24,880
sh
sole
none
            x



O M GROUP INC.
COM
670872 10 0
$377
8,285
sh
sole
none
            x



UNIVERSAL FST PPRODS INC
COM
913543 10 4
$361
29,202
sh
sole
none
            x



BRISTOL MYERS SQUIBB CO
COM
110122 10 8
$349
6,021
sh
sole
none
            x



RPM INC OHIO
COM
749685 10 3
$340
30,881
sh
sole
none
            x



DELPHI AUTOMOTIVE SYS CORP
COM
247126 10 5
$332
20,741
sh
sole
none
            x



HARRIS & HARRIS GROUP INC
COM
413833 10 4
$316
19,087
sh
sole
none
            x



AT&T CORP
COM
001957 10 9
$293
5,203
sh
sole
none
            x



UNIVERSAL FOODS CORP
COM
913538 10 4
$275
12,876
sh
sole
none
            x



MCI WORDLCOM INC
COM
55268B 10 6
$272
6,004
sh
sole
none
            x



FORTUNE BRANDS INC
COM
349631 10 1
$269
10,740
sh
sole
none
            x



DISNEY WALT CO
COM
DISNEY
254687 10 6
$265
6,420
sh
sole
none
            x



OTTER TAIL PWR CO
COM
689648 10 3
$265
13,270
sh
sole
none
            x



WASHINGTON REAL ESTATE INVT
SH BEN
INT
939653 10 1
$255
17,030
sh
sole
none
            x



HELMERICH & PAYNE INC
COM
423452 10 1
$243
7,850
sh
sole
none
            x



SUN MIRCOSYSTEMS INC
COM
866810 10 4
$242
2,585
sh
sole
none
            x



AMR CORP
COM
001765 10 6
$239
7,500
sh
sole
none
            x



WALLMART
COM
931142 10 3
$228
4,036
sh
sole
none
            x



FINOVA GROUP INC
COM
317928 10 9
$227
13,530
sh
sole
none
            x



SBC COMMUNICATIONS INC
COM
78387G 10 3
$222
5,260
sh
sole
none
            x



AMERICA ONLINE INC DEL
COM
023645 10 4
$221
3,280
sh
sole
none
            x



SABRE HOLDINGS INC
CL A
785905 10 0
$207
5,612
sh
sole
none
            x














